Financial instruments - Derivative and non-derivative financial instruments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Reconciliation of changes in fair value measurement
Assets at beginning of period	€ 31,689,036	€ 32,934,735
Assets at end of period	34,366,558	31,689,036	€ 32,934,735
Liabilities at beginning of period	19,357,726
Liabilities at end of period	20,387,521	19,357,726
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period	188,518	183,054
Transfer to level 1	(158,551)
Transfer from Level 2			186,427
Increase	21,137		2,233
Gain / loss recognised in profit or loss	(12,975)	22,489	128
Foreign currency translation and other changes	12,550	(17,025)	(5,734)
Assets at end of period	50,679	188,518	183,054
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	66,359	89,677	172,278
Increase	9,488	17,253	4,828
Decrease	(22,499)	(35,764)	(43,941)
Gain / loss recognized in profit or loss	(6,716)	(1,996)	(41,537)
Foreign currency translation and other changes	1,058	(2,811)	(1,951)
Liabilities at end of period	47,690	66,359	89,677
Put option liabilities
Reconciliation of changes in fair value measurement
Put option liabilities exercisable	€ 561,872	395,759	385,924
Number of put options exercised | item	231
Consideration for put options exercised	€ 83,996
Liabilities at beginning of period	882,422	934,425
Liabilities at end of period	992,423	882,422	934,425
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	882,422	934,425	818,871
Increase	112,194	51,388	109,109
Decrease	(18,495)	(99,877)	(20,269)
Gain / loss recognized in equity	(54,019)	73,993	14,523
Foreign currency translation and other changes	70,321	(77,507)	12,191
Liabilities at end of period	€ 992,423	€ 882,422	€ 934,425
Put option liabilities | Fair Value | Level 3 | Assumed earnings
Reconciliation of changes in fair value measurement
Increase in input	10.00%
Increase in fair value due to increase in input	€ 72,313
Put option liabilities | Fair Value | Level 3 | Assumed earnings | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities	1.00%
Increase in fair value due to increase in input, as percentage of equity	1.00%